Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,539,743
- Depreciation for the period	(75,537)	$ (70,075)
Balance, period end	3,367,336
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,508,701
- Acquisition of other fixed assets, vessel improvements and other vessel costs	1,037,091
- Vessel sales	(217,462)
- Depreciation for the period	0
Balance, period end	4,328,330
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(968,958)
- Vessel sales	64,285
- Depreciation for the period	(75,537)
Balance, period end	(980,210)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,539,743
- Acquisition of other fixed assets, vessel improvements and other vessel costs	1,037,091
- Vessel sales	(153,177)
- Depreciation for the period	(75,537)
Balance, period end	$ 3,348,120